Goodwill and other intangible assets - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 41,954	€ 41,300
Carrying amount of intangible assets	26,359	26,261
Marketed products
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount of intangible assets	€ 17,100	16,200
Weighted average amortization period	11 years
Technological platforms
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount of intangible assets	€ 800	€ 900
Weighted average amortization period	18 years